Employee benefits (Tables)	6 Months Ended
Dec. 31, 2025
Statement [line items]
Summary of provisions

	Consolidated
	December 2025 $	June 2025 $
Current liabilities
Annual leave	405,833	390,177
Long service leave	39,605	—

	445,438	390,177

Non-current liabilities
Long service leave	537	36,609

	445,975	426,786